Fair Value Measurements - Schedule of Fair Value of Assets Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	$ 85,528
Equity securities	83	$ 89
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	85,528	97,663
Equity securities	83	89
Fair Value, Measurements, Recurring [Member] | U.S. Treasury Security [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	996	998
Fair Value, Measurements, Recurring [Member] | U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	7,170	8,229
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities of Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	44,901	49,701
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities of Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	1,024	1,169
Fair Value, Measurements, Recurring [Member] | State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	23,125	27,141
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	8,312	10,425
Level I [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	996	998
Equity securities	37	43
Level I [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury Security [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	996	998
Level II [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	84,532	96,665
Level II [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	7,170	8,229
Level II [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities of Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	44,901	49,701
Level II [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities of Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	1,024	1,169
Level II [Member] | Fair Value, Measurements, Recurring [Member] | State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	23,125	27,141
Level II [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	8,312	10,425
Level III [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	$ 46	$ 46